REVENUE (Narrative) (Details) - Commodity Price Risk [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Confidence level used to determine risk adjustment	10.00%
Value at risk	$ 663	$ 470